SCHEDULE OF FINANCE LEASE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Finance lease assets	$ 267,284	$ 267,284	$ 109,280
Accumulated depreciation	(126,486)	(87,337)	(17,672)
Finance lease assets, net of accumulated depreciation	$ 140,798	$ 179,947	$ 91,608